OPERATING EXPENSES	12 Months Ended
Dec. 31, 2024
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 34 - OPERATING EXPENSES

	12/31/2024	12/31/2023	12/31/2022
Personnel	(3,754,032)	(4,239,745)	(4,633,682)
Voluntary dismissal plan	(226,815)	(544,609)	(1,260,370)
Material	(220,042)	(251,098)	(269,083)
Services	(2,237,706)	(2,361,562)	(2,065,232)
Energy purchased for resale	(5,068,123)	(3,028,226)	(3,117,655)
Charges on use of the electricity grid	(3,954,730)	(3,482,126)	(2,746,132)
Fuel for electricity production	(1,991,855)	(2,042,867)	(2,085,996)
Construction	(4,286,914)	(3,291,132)	(1,678,631)
Depreciation and amortization	(3,987,775)	(3,621,342)	(2,690,269)
Donations and contributions	(145,085)	(111,101)	(206,438)
Operating provisions/Reversals (34.1)	180,019	(2,481,054)	(6,928,425)
Others	(1,009,106)	(674,774)	(1,593,394)
	(26,702,164)	(26,129,636)	(29,275,307)

34.1 - Estimated Losses/Operating Provisions

	12/31/2024	12/31/2023	12/31/2022
Reversal (provision) for litigation	160,290	1,246,332	(1,857,566)
Onerous Contracts (a)	386,693	(862,029)	229,582
Reversals (Constitutions) on estimated losses on investments	250,069	175,549	92,226
Fair value measurements of assets held for sale	(46,581)	(704,467)	—
Refunds to the RGR Fund (c)	—	(558,360)	—
Implementation of Actions - Compulsory Loan	(70,207)	38,987	—
Actuarial Costs/Expenses	(490,053)	(559,949)	—
ECL - Consumers and resellers	(391,334)	(466,598)	(1,674,333)
ECL - Other credits	(168,906)	39,906	—
ECL - Financing and loans	(14,553)	(21,618)	(3,347,749)
Impairment (b)	533,774	(956,492)	(267,815)
Others	30,827	147,685	(102,770)
	180,019	(2,481,054)	(6,928,425)
(a)	The factors that represented the variation in the onerous contracts item in the 2024 financial year are presented in Note 25.
(b)	The factors that represented the variation in the impairment item in the fiscal year 2024 are presented in Note 19.
(c)	The variation in December 2023 occurred due to the determination by ANEEL to Eletrobras to reimburse the RGR fund for the amount of R$558,360 in equal monthly installments until 31 December 2026.